NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Sierra Wireless, Inc., together with its subsidiaries (collectively, "the Company", "we", "our", "Sierra Wireless") was incorporated under the Canada Business Corporations Act on May 31, 1993. Sierra Wireless is an Internet of Things (“IoT”) pioneer that empowers businesses and industries to transform and thrive in the connected economy.  Sierra Wireless offers a broad portfolio of edge-to-cloud solutions, comprised of embedded and networking devices seamlessly integrated with network connectivity services and cloud software. Original Equipment Manufacturers (“OEMs”), industrial companies, public safety agencies and enterprises worldwide rely on our expertise to deliver these fully integrated solutions to reduce complexity, turn data into intelligence, and get connected products and services quickly to market.
We have sales, engineering, and research and development teams located in offices around the world. The primary markets for our products are North America, Europe and Asia Pacific.
We operate our business under two reportable segments:

IoT Solutions	Cellular wireless IoT module solutions, IoT connectivity services, and embedded broadband solutions.

Enterprise Solutions	Range of Sierra Wireless AirLink routers, IoT gateways, IoT applications and advanced network management, managed connectivity services, and mobility applications
On November 18, 2020, the Company completed the divestiture of its automotive embedded module product line. Substantially all of the assets and operations related to its automotive embedded module product line were sold to Rolling Wireless (H.K.) Limited ("Rolling Wireless"), a consortium led by Fibocom Wireless Inc. of Shenzhen. In accordance with U.S. GAAP, the results of operations of the automotive business have been presented as discontinued operations in its consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020.
COVID-19 Impact
In March 2020, the World Health Organization declared a global pandemic caused by the outbreak of the novel coronavirus specifically identified as COVID-19. It is not possible to reliably estimate the length or severity of these developments and the impact on the financial results of the Company in the future. There are significant uncertainties with respect to future development and impact to the Company related to COVID-19, including the duration, severity and scope of the outbreak, emergence of new variants of concern, and the measures taken by governments and businesses to contain the pandemic. As COVID-19 continues to significantly impact economies around the world, it creates significant uncertainty regarding the nearer term outlook for the markets where we provide our products and services, as well as significant uncertainties related to global supply chain tightness from key suppliers and manufacturing challenges that could constrain our ability to deliver and meet demand. In future periods, the effects of the pandemic may have material impacts on our financial results and the recoverable amount of our reporting units.
Ransomware Incident
On March 20, 2021, Sierra Wireless was the subject of a ransomware incident on our internal IT systems and corporate website. As a result of the incident, we temporarily halted production at our manufacturing sites. The investigation into the impact of the ransomware incident has been completed.